Stock-Based Compensation - Summary of Assumptions that Used to Determine Grant-Date Fair Value of Stock Options Granted to Employees and Members of Board of Directors (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected option life (years)	6 years	5 years 11 months 15 days	5 years 11 months 23 days	6 years 21 days
Risk-free interest rate	3.82%	1.80%	2.47%	0.80%
Expected volatility	83.36%	80.22%	80.43%	81.22%
Expected dividend yield	0.00%	0.00%